SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,257	$ 1,492
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	361	440
Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	446	579
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	192	121
Other [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 258	$ 352